Offerings - Offering: 1	Sep. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	3,859,851
Proposed Maximum Offering Price per Unit	52.7175
Maximum Aggregate Offering Price	$ 203,481,695.09
Fee Rate	0.01531%
Amount of Registration Fee	$ 31,153.05
Offering Note	Consists of 3,859,851 ordinary shares, no par value (the "ordinary shares") of Flex Ltd. (the "Registrant") registered pursuant to this prospectus supplement to be offered by the selling securityholder named herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant's registration statement on Form S-3ASR (Reg. No. 333-281573) (the "Registration Statement") also covers such indeterminate number of additional shares that may be offered or issued as a result of stock splits, stock dividends or similar transactions. Estimated in accordance with Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of the ordinary shares as reported on the Nasdaq Global Select Market on September 2, 2025, which date is within five business days prior to the filing of this prospectus supplement. The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act and represents deferred payment of the registration fees in connection with the Registration Statement paid herewith.